Events After the Balance Sheet Date - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Principal amount redeemed		$ 3,100
Investments in associates and joint ventures		$ 5,874	$ 6,143
Anadolu Efes [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate and joint venture		24.00%
Investments in associates and joint ventures		$ 201
AB InBev Efes [member]
Disclosure of non-adjusting events after reporting period [line items]
Investments in associates		$ 1,143	$ 1,135	$ 1,132
Proportion of indirect ownership interest		50.00%
AB InBev Efes [member] | Non-controlling interest [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates		$ 1,100
Announcement of plan to discontinue operation [member] | AB InBev Efes [member] | Non-controlling interest [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	50.00%